UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23226

 NAME OF REGISTRANT:                     Listed Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gregory C. Bakken, President
                                         Listed Funds Trust c/o U.S.
                                         Bank Global Fund Services
                                         777 East Wisconsin Ave
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-516-3097

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Teucrium Agricultural Strategy No K-1 ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Teucrium AiLA Long-Short Agriculture Strategy ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Teucrium AiLA Long-Short Base Metals Strategy ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Listed Funds Trust
By (Signature)       /s/ Gregory C. Bakken
Name                 Gregory C. Bakken
Title                President
Date                 08/29/2023